Unaudited interim condensed consolidated balance sheets - CHF (SFr) SFr in Millions	Jun. 30, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Cash and cash equivalents	SFr 652.4	SFr 494.6
Trade receivables	314.0	204.8
Inventories	401.3	356.5
Other current financial assets	38.2	34.2
Other current operating assets	95.5	61.2
Current assets	1,501.5	1,151.3
Property, plant and equipment	111.7	93.6
Right-of-use assets	319.1	214.0
Intangible assets	61.7	64.6
Deferred tax assets	51.7	69.5
Non-current assets	544.3	441.7
Assets	2,045.8	1,593.0
Trade payables	148.2	65.1
Other current financial liabilities	76.4	53.4
Other current operating liabilities	249.9	156.4
Current provisions	16.8	7.1
Income tax liabilities	12.9	23.5
Current liabilities	504.1	305.6
Employee benefit obligations	1.6	2.2
Non-current provisions	11.4	10.0
Other non-current financial liabilities	288.1	190.3
Deferred tax liabilities	9.7	10.5
Non-current liabilities	310.8	212.9
Share capital	33.5	33.5
Treasury shares	(26.7)	(26.7)
Capital reserves	1,169.7	1,140.8
Other reserves	(4.4)	(9.8)
Retained earnings / (losses)	58.9	(63.3)
Equity	1,231.0	1,074.5
Equity and liabilities	SFr 2,045.8	SFr 1,593.0